Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

14.   Leases

As of December 31, 2023, and 2022 the most significant leases are as follows:

Aircraft and engines represent the Company´s most significant lease agreements. On December 31, 2023, the Company leases 129 aircraft (116 as of December 31, 2022) and 20 spare engines (23 as of December 31, 2022) that have maximum terms through 2035. The leases are generally guaranteed by either deposit in cash or letters of credits.

Composition of the fleet and spare engines, leases(1):

Aircraft		At December	At December
Type	Model	31, 2023	31, 2022
A319	132	3	3
A320	233	39	39
A320	232	1	1
A320NEO	271N	51	48
A321	231	10	10
A321NEO	271N	25	15
		129	116

Engine spare		At December	At December
Type	Model	31, 2023	31, 2022
V2500	V2524-A5	—	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	5	6
V2500	V2527-A5	6	6
PW1100	PW1127G-JM	5	5
PW1100	PW1133G-JM	1	1
		20	23

(1) Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

In the third quarter of 2023, P&W announced preventive accelerated inspections for the GTF engines. Consequently, the Company's GTF engines are being reviewed to ensure compliance with these requirements.

As a result of these preventive accelerated inspections and in accordance with the business strategy, the Company extended certain aircraft and engines lease agreements and added new aircraft and engines to its fleet.

During the year ended December 31, 2023, the Company added 13 new leased aircraft to its fleet. This includes one A320NEO and two A321NEO acquired through a sale and leaseback transaction under the existing Airbus purchase agreement, as well as two A320NEO and eight A321NEO directly incorporated from the lessor's aircraft order book.

During 2023, the Company extended the lease term of eight A320CEO and one A321CEO aircraft for an additional period of up to four years.

Additionally, during the year ended December 31, 2023, the Company extended the lease term of six spare engines for an additional period of up to 3.5 years.

All accounting effects of these extensions and new incorporations of aircraft, engines and building leases have been assessed and presented in the Company's Financial Statements. As of December 31, 2023, the Company recorded a net increase of US$478,303 in the Right-of-Use assets and lease liabilities, respectively, resulting from these aircraft and engine lease extensions and new incorporations.

During the year ended December 31, 2023, the Company received compensation from the engines manufacturer, which was recognized in the Company's Consolidated Statement of Operations.

During the year ended December 31, 2022, the Company added 18 new leased aircraft to its fleet (six A320neo and seven A321neo, acquired through a sale and leaseback transaction under our existing Airbus purchase agreement, three A320neo and  two A321neo obtained directly from the lessor´s aircraft order book). All the aircraft incorporated through the lessor´s aircraft order book were not subject to sale and leaseback transactions.

Also, the Company extended the term of two A321CEO, two A320CEO and one A319CEO for an additional period of up to four years.

During the year ended December 31, 2022, the Company also incorporated three CEO spare engines. Such leases were not subject to sale and leaseback transactions. Also, the Company extended the lease term of two spare engines for an additional period of up to one year.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

			Spare engine
	Aircraft leases		leases		Building leases		Total
As of December 31, 2021	US$	1,862,664	US$	34,953	US$	19,618	US$	1,917,235
Additions		521,711		1,023		30,597		553,331
Modifications		25,895		(168)		5,081		30,808
Depreciation on right of use assets		(299,517)		(11,627)		(9,299)		(320,443)
As of December 31, 2022		2,110,753		24,181		45,997		2,180,931
Additions		401,943		—		2,774		404,717
Extensions		64,994		7,825		767		73,586
Modifications		32,167		9,006		—		41,173
Depreciation on right of use assets		(337,694)		(11,524)		(12,797)		(362,015)
As of December 31, 2023	US$	2,272,163	US$	29,488	US$	36,741	US$	2,338,392

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2023		2022
As of January 1st,	US$	2,708,723	US$	2,412,137
Additions		404,650		550,834
Modifications		114,759		29,842
Disposals		(4,378)		—
Accretion of interest		194,416		165,043
Foreign exchange effect		2,346		(129)
Payments		(529,074)		(449,004)
As of 31 December,	US$	2,891,442	US$	2,708,723
Current	US$	372,697	US$	335,620
Non-current	US$	2,518,745	US$	2,373,103

The Company had total cash outflows for leases of US$529,074 in 2023 (US$449,004 in 2022 and US$458,968 in 2021).

During the years ended December 31, 2023, 2022 and 2021, the Company recognized expenses related to              short - term leases and leases of low - value assets for an amount of US$7,925, US$,6,680 and US$8,964, respectively.

For the years ended December 31, 2023, 2022 and 2021 the amounts recognized in profit or loss were as follow:

	For the years ended December 31,
	2023		2022		2021
Depreciation of right-of-use assets	US$	(362,015)	US$	(320,443)	US$	(269,351)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(191,967)		(174,769)		(128,159)
Aircraft and engine variable lease expenses		(103,845)		(124,532)		(83,373)
Short - term leases and leases of low - value assets		(7,925)		(6,680)		(8,964)
Total amount recognized in profit or loss	US$	(665,752)	US$	(626,424)	US$	(489,847)

i)      Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term.

The Company estimates the provision related to airframe, engine overhaul and limited life parts using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. For the years ended December 31, 2023, 2022 and 2021, in relation with this provision the Company expensed as supplemental rent US$80,894, US$58,658 and US$55,668, respectively.

For the years ended December 31, 2023, 2022 and 2021, the Company recorded redelivery expenses of US$103,845, US$124,532 and US$83,373 respectively.

ii)Aircraft and engines lease extensions

Certain lease agreements contain extension options, which the Company evaluates exercising once the lease period comes to its end, based on the market conditions at such moment. The lease liabilities corresponding to leases on which it was decided to extend are remeasured for the period negotiated between the Company and the lessor.

During 2023 and 2022, due to the aircraft, engines and building leases extension agreements, the Company reassessed the right of use assets and lease liabilities, resulting in net increases of US$73,586 and $30,653, respectively.